BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
COMMON STOCKS - 96.7%
BRAZIL - 1.5%
Renewable Power & Infrastructure - 1.5%
Omega Energia SA (n)	125,677	$239,502
Total BRAZIL		239,502
CANADA - 1.2%
Renewable Power & Infrastructure - 1.2%
Fortis, Inc.	4,900	186,160
Total CANADA		186,160
CHILE - 1.3%
Water & Waste Infrastructure - 1.3%
Aguas Andinas SA	1,066,998	207,159
Total CHILE		207,159
CHINA - 2.4%
Renewable Power & Infrastructure - 2.4%
China Longyuan Power Group Corporation Ltd.	302,107	377,512
Total CHINA		377,512
DENMARK - 4.1%
Renewable Power & Infrastructure - 4.1%
Orsted A/S (e)	5,610	447,121
Vestas Wind Systems A/S	10,500	193,335
Total Renewable Power & Infrastructure		640,456
Total DENMARK		640,456
FRANCE - 6.9%
Clean Technology - 3.6%
Nexans SA	6,200	551,910
Water & Waste Infrastructure - 3.3%
Veolia Environnement SA	26,480	506,089
Total FRANCE		1,057,999
ITALY - 5.2%
Renewable Power & Infrastructure - 5.2%
Enel SpA	118,015	484,004
Hera SpA	151,500	321,918
Total Renewable Power & Infrastructure		805,922
Total ITALY		805,922
NEW ZEALAND - 1.9%
Renewable Power & Infrastructure - 1.9%
Mercury NZ Ltd.	95,000	302,430
Total NEW ZEALAND		302,430
SPAIN - 10.7%
Renewable Power & Infrastructure - 10.7%
Corp ACCIONA Energias Renovables SA	6,347	236,897
EDP Renovaveis SA	15,103	310,670
Grenergy Renovables SA (n)	11,802	358,732
Iberdrola SA	79,198	738,454
Total Renewable Power & Infrastructure		1,644,753
Total SPAIN		1,644,753
UNITED KINGDOM - 17.8%
Renewable Power & Infrastructure - 15.3%
Atlantica Sustainable Infrastructure PLC	23,833	626,808
Drax Group PLC	64,900	431,795
National Grid PLC	55,879	575,222
SSE PLC	44,366	749,161
Total Renewable Power & Infrastructure		2,382,986
Water & Waste Infrastructure - 2.5%
Severn Trent PLC	15,000	392,122
Total UNITED KINGDOM		2,775,108
UNITED STATES - 43.7%
Clean Technology - 5.1%
Bloom Energy Corp. (n)	23,140	462,568
Itron, Inc. (n)	7,537	317,383
Total Clean Technology		779,951
Renewable Power & Infrastructure - 26.8%
Clearway Energy, Inc.	23,900	761,215
Enphase Energy, Inc. (n)	2,200	610,434
Exelon Corp.	17,000	636,820
NextEra Energy Partners LP	4,800	347,088
NextEra Energy, Inc.	11,750	921,318
Sunrun, Inc. (n)	18,900	521,451
Xcel Energy, Inc.	5,667	362,688
Total Renewable Power & Infrastructure		4,161,014
Water & Waste Infrastructure - 11.8%
Archaea Energy, Inc. (n)	14,000	252,140
Essential Utilities, Inc.	9,358	387,234
Waste Connections, Inc.	3,430	463,467
Waste Management, Inc.	3,300	528,693
Xylem, Inc.	2,305	201,365
Total Water & Waste Infrastructure		1,832,899
Total UNITED STATES		6,773,864
Total COMMON STOCKS
(Cost $17,022,875)		15,010,865
Total Investments - 96.7%
(Cost $17,022,875)		15,010,865
Other Assets in Excess of Liabilities - 3.3%		516,182
TOTAL NET ASSETS - 100.0%		$15,527,047
The following notes should be read in conjunction with the accompanying Schedule of Investments
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total value of all such securities was $447,121 or 2.9%  of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its roles the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$239,502	$-	$-	$239,502
Canada	186,160	-	-	186,160
Chile	207,159	-	-	207,159
China	-	377,512	-	377,512
Denmark	-	640,456	-	640,456
France	-	1,057,999	-	1,057,999
Italy	-	805,922	-	805,922
New Zealand	-	302,430	-	302,430
Spain	-	1,644,753	-	1,644,753
United Kingdom	626,808	2,148,300	-	2,775,108
United States	6,773,864	-	-	6,773,864
Total Common Stocks	8,033,493	6,977,372	-	15,010,865
Total	$8,033,493	$6,977,372	$-	$15,010,865